Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.2%)
Communication Services (1.7%)
	Cogent Communications Holdings Inc.	383,558	25,449
*	TechTarget Inc.	233,181	18,953
*	Cinemark Holdings Inc.	990,111	17,109
	Telephone & Data Systems Inc.	839,046	15,841
	EW Scripps Co. Class A	558,352	11,608
*	AMC Networks Inc. Class A	265,850	10,802
	Scholastic Corp.	261,150	10,519
*	Cars.com Inc.	578,600	8,349
	Shenandoah Telecommunications Co.	261,758	6,172
*	Gannett Co. Inc.	1,185,032	5,345
*	QuinStreet Inc.	446,559	5,180
*	Consolidated Communications Holdings Inc.	823,253	4,857
	ATN International Inc.	100,258	3,998
*	Thryv Holdings Inc.	136,536	3,839
*	Marcus Corp.	200,025	3,541
*	Loyalty Ventures Inc.	174,263	2,881
			154,443
Consumer Discretionary (11.7%)
	Signet Jewelers Ltd.	479,200	34,838
*	Asbury Automotive Group Inc.	205,063	32,851
*	Sonos Inc.	1,139,449	32,155
	Steven Madden Ltd.	699,051	27,011
	Group 1 Automotive Inc.	155,942	26,172
*	Meritage Homes Corp.	326,818	25,894
*	Boot Barn Holdings Inc.	261,614	24,798
*	Shake Shack Inc. Class A	348,343	23,653
*	Dorman Products Inc.	248,845	23,648
*	Bed Bath & Beyond Inc.	1,043,100	23,501
*	Academy Sports & Outdoors Inc.	590,331	23,259
	LCI Industries	223,855	23,238
*	ODP Corp.	497,062	22,780
*	Gentherm Inc.	291,792	21,313
*	Dave & Buster's Entertainment Inc.	401,500	19,714
	MDC Holdings Inc.	517,122	19,568
*	Abercrombie & Fitch Co. Class A	589,309	18,852
	Shutterstock Inc.	202,533	18,852
*	LGI Homes Inc.	191,442	18,700
*	Cavco Industries Inc.	75,024	18,070
*	Vista Outdoor Inc.	491,130	17,528
	Installed Building Products Inc.	207,095	17,497
	Kontoor Brands Inc.	422,212	17,458

		Shares	Market Value ($000)
	Wolverine World Wide Inc.	770,273	17,377
	Jack in the Box Inc.	182,335	17,032
*	Cheesecake Factory Inc.	422,000	16,791
*	Bloomin' Brands Inc.	763,896	16,760
	Winnebago Industries Inc.	309,022	16,696
*	iRobot Corp.	243,475	15,436
*	Brinker International Inc.	397,444	15,166
*	Sally Beauty Holdings Inc.	963,422	15,058
	Century Communities Inc.	268,677	14,393
	Strategic Education Inc.	206,414	13,702
	Rent-A-Center Inc.	525,203	13,230
	Oxford Industries Inc.	144,144	13,045
*	Adtalem Global Education Inc.	428,437	12,729
	Patrick Industries Inc.	207,152	12,491
*	Sleep Number Corp.	244,982	12,423
	Monro Inc.	278,596	12,353
*	Dine Brands Global Inc.	157,717	12,294
*	M/I Homes Inc.	263,234	11,674
	Big Lots Inc.	311,152	10,766
	Sturm Ruger & Co. Inc.	154,638	10,766
	La-Z-Boy Inc.	404,759	10,674
*	Monarch Casino & Resort Inc.	113,156	9,871
	Sonic Automotive Inc. Class A	231,186	9,828
*	G-III Apparel Group Ltd.	354,644	9,593
	Guess? Inc.	415,309	9,075
*	Tupperware Brands Corp.	460,500	8,957
*	American Axle & Manufacturing Holdings Inc.	1,138,155	8,832
*	MarineMax Inc.	207,756	8,364
*	Genesco Inc.	131,184	8,345
	Buckle Inc.	242,484	8,012
*	Ruth's Hospitality Group Inc.	344,515	7,883
	Hibbett Inc.	170,653	7,567
*	Perdoceo Education Corp.	645,960	7,416
	Standard Motor Products Inc.	169,176	7,298
*	Zumiez Inc.	182,212	6,962
*	Golden Entertainment Inc.	115,688	6,718
*	Designer Brands Inc. Class A	487,305	6,584
*	Children's Place Inc.	117,268	5,781
*	XPEL Inc.	109,110	5,740
	Caleres Inc.	293,593	5,675
	Aaron's Co. Inc.	279,639	5,615
*	BJ's Restaurants Inc.	193,405	5,473
*	Liquidity Services Inc.	319,019	5,462
	PetMed Express Inc.	205,830	5,310
	Movado Group Inc.	126,859	4,954
*	WW International Inc.	484,249	4,954
*	Chico's FAS Inc.	1,026,471	4,927
*	America's Car-Mart Inc.	57,500	4,632
	Ethan Allen Interiors Inc.	173,035	4,511
*	Chuy's Holdings Inc.	166,679	4,500
	Haverty Furniture Cos. Inc.	162,786	4,464
	Shoe Carnival Inc.	147,890	4,312
*	Fossil Group Inc.	415,514	4,006
*	Universal Electronics Inc.	119,032	3,719
*	Motorcar Parts of America Inc.	206,780	3,687
*	American Public Education Inc.	170,049	3,612
*	LL Flooring Holdings Inc.	200,874	2,816
*	Conn's Inc.	146,899	2,264

		Shares	Market Value ($000)
*	El Pollo Loco Holdings Inc.	194,185	2,256
	Cato Corp. Class A	135,022	1,979
*	Unifi Inc.	105,447	1,909
*	Red Robin Gourmet Burgers Inc.	107,103	1,806
*	Barnes & Noble Education Inc.	426,283	1,526
*	Fiesta Restaurant Group Inc.	176,490	1,319
*	Vera Bradley Inc.	144,152	1,106
			1,061,826
Consumer Staples (4.7%)
*	Simply Good Foods Co.	749,011	28,425
*	Hostess Brands Inc. Class A	1,156,649	25,377
	WD-40 Co.	127,607	23,381
	J & J Snack Foods Corp.	136,960	21,243
*	United Natural Foods Inc.	498,027	20,593
	Coca-Cola Consolidated Inc.	40,277	20,012
*	Cal-Maine Foods Inc.	340,537	18,804
*	Celsius Holdings Inc.	339,856	18,753
	Medifast Inc.	107,487	18,357
	Edgewell Personal Care Co.	479,770	17,593
	PriceSmart Inc.	211,870	16,710
*	TreeHouse Foods Inc.	512,749	16,541
	B&G Foods Inc.	590,029	15,919
	Andersons Inc.	312,031	15,683
	Inter Parfums Inc.	160,307	14,115
	Vector Group Ltd.	1,140,901	13,736
*	Central Garden & Pet Co. Class A	322,125	13,136
	Universal Corp.	225,958	13,121
	SpartanNash Co.	347,087	11,450
	MGP Ingredients Inc.	130,155	11,140
*	elf Beauty Inc.	416,339	10,754
	National Beverage Corp.	222,600	9,683
*	USANA Health Sciences Inc.	115,384	9,167
*	Chefs' Warehouse Inc.	278,700	9,086
	Fresh Del Monte Produce Inc.	267,681	6,936
	John B Sanfilippo & Son Inc.	78,167	6,522
	Calavo Growers Inc.	171,052	6,235
*	Central Garden & Pet Co.	118,830	5,224
*	Seneca Foods Corp. Class A	88,875	4,581
	Tootsie Roll Industries Inc.	44,381	1,552
			423,829
Energy (6.0%)
*	Southwestern Energy Co.	8,923,065	63,978
	Helmerich & Payne Inc.	1,218,317	52,120
	Matador Resources Co.	939,431	49,771
	SM Energy Co.	1,054,803	41,084
	Patterson-UTI Energy Inc.	2,542,093	39,352
	Civitas Resources Inc.	586,821	35,039
*	PBF Energy Inc. Class A	1,131,179	27,567
*	Renewable Energy Group Inc.	448,505	27,202
*	Callon Petroleum Co.	409,040	24,166
*	Oceaneering International Inc.	1,020,537	15,471
	World Fuel Services Corp.	530,276	14,339
	Core Laboratories NV	452,753	14,320
*	Green Plains Inc.	460,489	14,280
*	Nabors Industries Ltd.	87,916	13,426
*	US Silica Holdings Inc.	592,128	11,049
*	Laredo Petroleum Inc.	120,804	9,560

		Shares	Market Value ($000)
*	CONSOL Energy Inc.	252,633	9,507
*	ProPetro Holding Corp.	625,968	8,720
*	Dril-Quip Inc.	227,984	8,515
*	Bristow Group Inc. Class A	217,982	8,083
*	RPC Inc.	704,098	7,513
*	Ranger Oil Corp.	195,429	6,748
	Archrock Inc.	706,603	6,522
*	REX American Resources Corp.	65,261	6,500
*	Talos Energy Inc.	369,719	5,838
*	Par Pacific Holdings Inc.	387,850	5,050
*	DMC Global Inc.	158,843	4,845
*	Helix Energy Solutions Group Inc.	876,749	4,191
	Dorian LPG Ltd.	182,302	2,641
*	Oil States International Inc.	270,073	1,877
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	35,166	809
			540,083
Financials (18.2%)
	Assured Guaranty Ltd.	653,533	41,604
	ServisFirst Bancshares Inc.	419,462	39,971
	BankUnited Inc.	802,571	35,281
	Independent Bank Corp. (Massachusetts)	424,091	34,644
	Community Bank System Inc.	488,968	34,301
	Walker & Dunlop Inc.	260,794	33,752
	American Equity Investment Life Holding Co.	836,941	33,402
	First Hawaiian Inc.	1,163,134	32,440
*	Mr Cooper Group Inc.	695,643	31,770
	United Community Banks Inc.	876,589	30,505
	Pacific Premier Bancorp Inc.	826,634	29,222
	Investors Bancorp Inc.	1,911,168	28,534
	WSFS Financial Corp.	590,457	27,527
*	Trupanion Inc.	305,821	27,255
	First Bancorp (XNYS)	2,028,502	26,614
	CVB Financial Corp.	1,139,074	26,438
	Simmons First National Corp. Class A	1,004,105	26,328
	Ameris Bancorp	598,961	26,282
	Independent Bank Group Inc.	327,529	23,307
	Columbia Banking System Inc.	694,552	22,413
*	Axos Financial Inc.	480,951	22,311
*	Triumph Bancorp Inc.	229,364	21,565
	Veritex Holdings Inc.	518,868	19,805
	PennyMac Mortgage Investment Trust	1,138,050	19,222
	Piper Sandler Cos.	145,702	19,123
	Flagstar Bancorp Inc.	449,249	19,048
	Banner Corp.	325,349	19,043
	First Financial Bancorp	799,041	18,418
*	PRA Group Inc.	405,284	18,270
	Seacoast Banking Corp. of Florida	511,029	17,896
*	Genworth Financial Inc. Class A	4,434,092	16,761
	Two Harbors Investment Corp.	2,968,756	16,417
	Park National Corp.	124,522	16,360
	Renasant Corp.	487,902	16,320
	Virtus Investment Partners Inc.	67,490	16,197
	Lakeland Financial Corp.	221,069	16,138
*	NMI Holdings Inc. Class A	776,550	16,012
	Hilltop Holdings Inc.	541,101	15,908
	Meta Financial Group Inc.	286,432	15,731
*	Encore Capital Group Inc.	250,086	15,688
	Apollo Commercial Real Estate Finance Inc.	1,122,946	15,643

		Shares	Market Value ($000)
	Westamerica Bancorp	258,446	15,636
	Berkshire Hills Bancorp Inc.	538,909	15,612
	Hope Bancorp Inc.	969,438	15,589
	Eagle Bancorp Inc.	263,832	15,041
	Horace Mann Educators Corp.	353,248	14,776
	Northwest Bancshares Inc.	1,093,700	14,776
	Provident Financial Services Inc.	621,159	14,535
	Stewart Information Services Corp.	236,889	14,358
	NBT Bancorp Inc.	397,298	14,354
*	Bancorp Inc.	499,150	14,141
	BancFirst Corp.	166,259	13,834
*	Palomar Holdings Inc.	212,617	13,605
	OFG Bancorp	489,877	13,050
*	Green Dot Corp. Class A	470,030	12,916
	Capitol Federal Financial Inc.	1,174,509	12,779
	Southside Bancshares Inc.	311,077	12,701
	First Commonwealth Financial Corp.	837,002	12,689
*	Customers Bancorp Inc.	241,187	12,576
	FB Financial Corp.	282,244	12,537
	Brookline Bancorp Inc.	776,744	12,288
	ProAssurance Corp.	456,119	12,261
	New York Mortgage Trust Inc.	3,330,706	12,157
	Safety Insurance Group Inc.	133,527	12,131
	Brightsphere Investment Group Inc.	497,935	12,075
*	LendingTree Inc.	100,367	12,011
	City Holding Co.	151,444	11,919
	HomeStreet Inc.	250,294	11,859
	Employers Holdings Inc.	288,542	11,836
	National Bank Holdings Corp. Class A	292,987	11,802
*	Enova International Inc.	309,786	11,763
	First Bancorp (XNGS)	279,910	11,692
*	World Acceptance Corp.	58,058	11,138
	Trustmark Corp.	362,433	11,014
*	StoneX Group Inc.	138,903	10,311
	Dime Community Bancshares Inc.	289,341	10,003
	S&T Bancorp Inc.	326,242	9,650
	B. Riley Financial Inc.	137,854	9,644
	Banc of California Inc.	493,661	9,557
	Redwood Trust Inc.	902,418	9,503
	Tompkins Financial Corp.	118,613	9,284
	Northfield Bancorp Inc.	607,598	8,725
	Ready Capital Corp.	567,639	8,549
	James River Group Holdings Ltd.	340,140	8,415
	AMERISAFE Inc.	168,541	8,371
*	Donnelley Financial Solutions Inc.	244,602	8,136
	Preferred Bank	106,859	7,917
*	Blucora Inc.	401,033	7,840
	Ellington Financial Inc.	418,343	7,426
	KKR Real Estate Finance Trust Inc.	355,665	7,330
	Allegiance Bancshares Inc.	157,976	7,058
	Central Pacific Financial Corp.	249,414	6,959
	TrustCo Bank Corp.	202,771	6,475
	HCI Group Inc.	93,506	6,375
	Invesco Mortgage Capital Inc.	2,679,418	6,109
	ARMOUR Residential REIT Inc.	722,773	6,071
	WisdomTree Investments Inc.	917,779	5,387
*	SiriusPoint Ltd.	672,867	5,033
	Hanmi Financial Corp.	201,031	4,947

		Shares	Market Value ($000)
	Granite Point Mortgage Trust Inc.	421,048	4,682
*	Franklin BSP Realty Trust Inc.	313,136	4,378
*	Ambac Financial Group Inc.	371,808	3,867
	Heritage Financial Corp.	140,077	3,510
	United Fire Group Inc.	104,218	3,238
	Universal Insurance Holdings Inc.	220,302	2,972
*	eHealth Inc.	220,321	2,734
*	EZCORP Inc. Class A	435,668	2,631
	PROG Holdings Inc.	70,278	2,022
*	Selectquote Inc.	705,788	1,969
	Greenhill & Co. Inc.	106,917	1,654
			1,643,649
Health Care (11.7%)
*	Omnicell Inc.	389,594	50,449
*	AMN Healthcare Services Inc.	419,470	43,763
	Ensign Group Inc.	468,760	42,193
	CONMED Corp.	263,441	39,134
*	Lantheus Holdings Inc.	607,340	33,592
*	Merit Medical Systems Inc.	464,644	30,908
*	Pacira BioSciences Inc.	404,500	30,871
	Owens & Minor Inc.	673,108	29,630
*	Allscripts Healthcare Solutions Inc.	1,296,938	29,207
*	Cytokinetics Inc.	743,824	27,380
*	Glaukos Corp.	427,674	24,728
	Select Medical Holdings Corp.	1,024,999	24,590
*	Integer Holdings Corp.	301,099	24,260
*	Prestige Consumer Healthcare Inc.	433,158	22,931
*	Corcept Therapeutics Inc.	937,433	21,111
*	Myriad Genetics Inc.	720,904	18,167
*	MEDNAX Inc.	771,149	18,107
*	Emergent BioSolutions Inc.	438,501	18,005
*	Ligand Pharmaceuticals Inc.	149,314	16,796
*	Apollo Medical Holdings Inc.	335,190	16,247
*	Supernus Pharmaceuticals Inc.	497,793	16,089
*	Covetrus Inc.	933,881	15,680
*	CorVel Corp.	91,060	15,338
*	Avanos Medical Inc.	442,418	14,821
*	Xencor Inc.	546,709	14,586
*	NeoGenomics Inc.	1,117,552	13,578
*	Addus HomeCare Corp.	145,435	13,568
*	Community Health Systems Inc.	1,119,638	13,290
*	Heska Corp.	94,955	13,130
*	ModivCare Inc.	108,915	12,568
*	Amphastar Pharmaceuticals Inc.	347,066	12,460
*	Tivity Health Inc.	377,900	12,157
*	Innoviva Inc.	628,018	12,152
	US Physical Therapy Inc.	120,900	12,024
	Mesa Laboratories Inc.	46,809	11,931
*	Enanta Pharmaceuticals Inc.	167,588	11,929
*	REGENXBIO Inc.	344,500	11,434
*	NextGen Healthcare Inc.	540,439	11,301
*	Avid Bioservices Inc.	547,200	11,147
*	Fulgent Genetics Inc.	175,387	10,946
*	Vericel Corp.	278,911	10,660
*	Meridian Bioscience Inc.	397,969	10,331
*	Cutera Inc.	148,725	10,262
*	Harmony Biosciences Holdings Inc.	192,574	9,369
*	RadNet Inc.	382,553	8,558

		Shares	Market Value ($000)
*	Natus Medical Inc.	303,201	7,968
	Simulations Plus Inc.	155,510	7,928
*	Cross Country Healthcare Inc.	361,475	7,833
	LeMaitre Vascular Inc.	164,982	7,667
*	Coherus Biosciences Inc.	588,411	7,596
*	Nektar Therapeutics	1,405,202	7,574
*	Artivion Inc.	352,748	7,542
*	AngioDynamics Inc.	341,977	7,366
*	Varex Imaging Corp.	340,496	7,249
*	Collegium Pharmaceutical Inc.	323,880	6,594
*	uniQure NV	343,939	6,215
*	Inogen Inc.	187,879	6,091
*	BioLife Solutions Inc.	265,728	6,040
*	Surmodics Inc.	131,577	5,964
*	Orthofix Medical Inc.	181,659	5,940
*	Hanger Inc.	316,571	5,803
*	Vanda Pharmaceuticals Inc.	503,132	5,690
*	iTeos Therapeutics Inc.	175,900	5,660
*	OptimizeRx Corp.	149,500	5,638
*	Computer Programs & Systems Inc.	162,558	5,600
*	Eagle Pharmaceuticals Inc.	105,374	5,215
*	Endo International plc	2,167,900	5,008
*	Pennant Group Inc.	251,685	4,689
*	HealthStream Inc.	235,075	4,683
*	Cara Therapeutics Inc.	383,389	4,658
*	OraSure Technologies Inc.	678,464	4,600
*	Organogenesis Holdings Inc. Class A	585,601	4,462
*	Joint Corp.	122,276	4,327
*	Cardiovascular Systems Inc.	190,900	4,314
	Phibro Animal Health Corp. Class A	203,407	4,058
*	Anika Therapeutics Inc.	142,615	3,581
*	ANI Pharmaceuticals Inc.	82,338	2,315
*	Zimvie Inc.	92,106	2,104
*	Tactile Systems Technology Inc.	92,578	1,866
*	Zynex Inc.	164,114	1,022
*,1	Lantheus Holdings Inc. CVR	933,227	—
			1,062,238
Industrials (16.0%)
	Exponent Inc.	469,794	50,761
	Matson Inc.	379,475	45,772
	UFP Industries Inc.	554,161	42,759
	Applied Industrial Technologies Inc.	342,232	35,134
	John Bean Technologies Corp.	282,196	33,432
	SPX FLOW Inc.	383,916	33,101
	Korn Ferry	502,400	32,626
*	Resideo Technologies Inc.	1,294,340	30,844
	Hillenbrand Inc.	651,135	28,761
	Comfort Systems USA Inc.	322,847	28,737
	Franklin Electric Co. Inc.	345,597	28,698
	ABM Industries Inc.	598,845	27,571
	Mueller Industries Inc.	508,084	27,523
	Moog Inc. Class A	293,512	25,770
	Aerojet Rocketdyne Holdings Inc.	649,345	25,552
	UniFirst Corp.	137,674	25,371
	Arcosa Inc.	438,342	25,095
	Forward Air Corp.	253,798	24,816
	Albany International Corp. Class A	288,571	24,332
	Boise Cascade Co.	347,482	24,140

		Shares	Market Value ($000)
*	Hub Group Inc. Class A	305,315	23,573
*	Allegiant Travel Co.	142,020	23,063
*	Meritor Inc.	643,122	22,876
	ManTech International Corp. Class A	248,432	21,412
	Encore Wire Corp.	181,296	20,680
	AAON Inc.	369,389	20,586
	Brady Corp. Class A	444,249	20,555
*	SPX Corp.	410,951	20,305
*	GMS Inc.	407,405	20,277
*	Atlas Air Worldwide Holdings Inc.	231,459	19,991
*	KAR Auction Services Inc.	1,069,587	19,306
*	AeroVironment Inc.	200,584	18,883
	EnPro Industries Inc.	193,207	18,882
	Federal Signal Corp.	537,314	18,134
	ArcBest Corp.	224,998	18,112
	Greenbrier Cos. Inc.	345,364	17,790
	Barnes Group Inc.	422,684	16,988
	ESCO Technologies Inc.	234,369	16,387
*	Veritiv Corp.	118,685	15,855
*	MYR Group Inc.	164,919	15,509
	Lindsay Corp.	98,391	15,448
*	Triumph Group Inc.	561,591	14,197
	HNI Corp.	379,824	14,073
	Granite Construction Inc.	410,300	13,458
*	US Ecology Inc.	277,070	13,266
	Tennant Co.	166,464	13,117
*	SkyWest Inc.	452,871	13,065
	Alamo Group Inc.	90,027	12,945
	Healthcare Services Group Inc.	696,219	12,929
*	AAR Corp.	264,628	12,816
*	Gibraltar Industries Inc.	294,857	12,664
*	CoreCivic Inc.	1,056,515	11,801
	Enerpac Tool Group Corp. Class A	535,483	11,722
*	NV5 Global Inc.	85,951	11,457
	AZZ Inc.	235,145	11,343
	Deluxe Corp.	366,409	11,080
	Kaman Corp.	251,316	10,927
	Standex International Corp.	108,311	10,822
*	NOW Inc.	980,852	10,819
	Apogee Enterprises Inc.	214,100	10,161
*	PGT Innovations Inc.	544,669	9,793
	Marten Transport Ltd.	521,405	9,260
*	Hawaiian Holdings Inc.	468,931	9,238
*	TrueBlue Inc.	305,369	8,822
	Astec Industries Inc.	202,388	8,703
*	Harsco Corp.	710,626	8,698
	Griffon Corp.	417,464	8,362
	Quanex Building Products Corp.	378,344	7,942
	Pitney Bowes Inc.	1,515,270	7,879
	Matthews International Corp. Class A	243,164	7,869
	GEO Group Inc.	1,180,388	7,802
*	American Woodmark Corp.	152,498	7,465
	Insteel Industries Inc.	195,383	7,227
	Wabash National Corp.	459,759	6,823
	Heidrick & Struggles International Inc.	170,675	6,755
	Kelly Services Inc. Class A	301,573	6,541
	Interface Inc. Class A	477,831	6,484
*	Forrester Research Inc.	112,916	6,371

		Shares	Market Value ($000)
*	Titan International Inc.	430,693	6,344
*	Viad Corp.	173,786	6,194
	Heartland Express Inc.	430,042	6,051
	Resources Connection Inc.	328,047	5,623
*	Proto Labs Inc.	95,152	5,034
*	CIRCOR International Inc.	178,568	4,754
	National Presto Industries Inc.	45,493	3,501
*	DXP Enterprises Inc.	123,252	3,339
	Park Aerospace Corp.	232,914	3,040
	Powell Industries Inc.	99,676	1,936
			1,445,919
Information Technology (13.3%)
*	Rogers Corp.	166,650	45,279
*	Vonage Holdings Corp.	2,224,418	45,133
*	ExlService Holdings Inc.	300,384	43,036
*	SPS Commerce Inc.	319,995	41,983
*	Onto Innovation Inc.	443,649	38,549
*	MaxLinear Inc. Class A	626,296	36,544
*	Viavi Solutions Inc.	2,191,508	35,239
*	Diodes Inc.	400,998	34,883
*	Fabrinet	327,099	34,388
*	Insight Enterprises Inc.	311,345	33,413
*	Perficient Inc.	292,323	32,182
	Kulicke & Soffa Industries Inc.	554,116	31,042
*	Rambus Inc.	964,597	30,761
*	FormFactor Inc.	707,881	29,752
	Advanced Energy Industries Inc.	340,668	29,325
*	Alarm.com Holdings Inc.	417,450	27,744
	Badger Meter Inc.	265,152	26,438
*	Axcelis Technologies Inc.	308,032	23,266
*	Sanmina Corp.	570,932	23,077
*	Itron Inc.	417,874	22,014
	EVERTEC Inc.	525,867	21,524
*	Plexus Corp.	262,163	21,448
*	Bottomline Technologies DE Inc.	348,538	19,755
*	3D Systems Corp.	1,137,237	18,969
*	NetScout Systems Inc.	590,545	18,945
	Progress Software Corp.	395,285	18,614
	CSG Systems International Inc.	281,528	17,897
*	Knowles Corp.	815,541	17,559
	InterDigital Inc.	271,991	17,353
*	Ultra Clean Holdings Inc.	402,994	17,083
	Xperi Holding Corp.	970,249	16,805
*	Plantronics Inc.	375,865	14,809
	Methode Electronics Inc.	334,396	14,463
*	Extreme Networks Inc.	1,162,220	14,191
*	LivePerson Inc.	570,156	13,923
*	TTM Technologies Inc.	920,881	13,647
	TTEC Holdings Inc.	162,912	13,443
*	OSI Systems Inc.	157,042	13,367
*	ePlus Inc.	238,172	13,352
*	Cohu Inc.	442,388	13,095
*	8x8 Inc.	1,038,948	13,080
*	Unisys Corp.	605,211	13,079
*	Veeco Instruments Inc.	435,716	11,847
*	Photronics Inc.	648,709	11,009
	CTS Corp.	305,972	10,813
*	SMART Global Holdings Inc.	400,282	10,339

		Shares	Market Value ($000)
	Benchmark Electronics Inc.	385,523	9,653
*	Ichor Holdings Ltd.	254,656	9,071
*	FARO Technologies Inc.	168,071	8,726
*	CEVA Inc.	214,508	8,720
*	Agilysys Inc.	202,050	8,058
*	Harmonic Inc.	856,384	7,956
	ADTRAN Inc.	423,071	7,806
*	Digi International Inc.	361,321	7,776
*	ScanSource Inc.	222,816	7,752
*	PDF Solutions Inc.	273,070	7,610
	Ebix Inc.	215,787	7,153
*	Consensus Cloud Solutions Inc.	115,294	6,933
*	Arlo Technologies Inc.	749,118	6,637
*	NETGEAR Inc.	268,400	6,624
*	Cerence Inc.	168,104	6,068
*	Corsair Gaming Inc.	283,007	5,988
	PC Connection Inc.	97,683	5,118
*	Diebold Nixdorf Inc.	751,060	5,055
*	OneSpan Inc.	303,126	4,377
	Comtech Telecommunications Corp.	232,530	3,648
*	CalAmp Corp.	38,639	282
			1,205,468
Materials (5.4%)
	Balchem Corp.	282,540	38,623
*	Livent Corp.	1,430,878	37,303
	HB Fuller Co.	451,708	29,844
*	Allegheny Technologies Inc.	1,107,641	29,729
*	Arconic Corp.	938,257	24,038
	Quaker Chemical Corp.	116,241	20,088
	Innospec Inc.	215,690	19,962
*	O-I Glass Inc.	1,395,500	18,393
	Trinseo plc	376,211	18,028
	Stepan Co.	182,166	18,000
	Carpenter Technology Corp.	413,079	17,341
	Compass Minerals International Inc.	273,000	17,142
	Warrior Met Coal Inc.	449,413	16,678
*	Century Aluminum Co.	621,577	16,354
*	Ferro Corp.	725,268	15,767
	Materion Corp.	178,538	15,308
*	GCP Applied Technologies Inc.	473,618	14,881
	Kaiser Aluminum Corp.	143,350	13,498
*	AdvanSix Inc.	251,748	12,862
*	TimkenSteel Corp.	577,614	12,638
*	Sylvamo Corp.	309,351	10,295
	Hawkins Inc.	200,222	9,190
	Schweitzer-Mauduit International Inc.	285,929	7,863
	Myers Industries Inc.	294,040	6,351
*	Koppers Holdings Inc.	214,113	5,892
	Neenah Inc.	145,332	5,764
	American Vanguard Corp.	268,629	5,459
	SunCoke Energy Inc.	589,155	5,249
	Mercer International Inc.	367,863	5,132
	Glatfelter Corp.	384,174	4,756
	Olympic Steel Inc.	119,973	4,614
*	Clearwater Paper Corp.	155,957	4,371
*	Rayonier Advanced Materials Inc.	529,897	3,481
	Haynes International Inc.	48,657	2,073
	Tredegar Corp.	107,057	1,284

		Shares	Market Value ($000)
	FutureFuel Corp.	97,147	945
			489,196
Real Estate (8.4%)
	Innovative Industrial Properties Inc.	217,300	44,633
	Agree Realty Corp.	631,618	41,914
	LXP Industrial Trust	2,510,032	39,408
	Independence Realty Trust Inc.	1,450,520	38,352
	Uniti Group Inc.	2,143,411	29,493
	Essential Properties Realty Trust Inc.	1,111,207	28,114
	SITE Centers Corp.	1,592,386	26,609
	Retail Opportunity Investments Corp.	1,107,701	21,478
	Brandywine Realty Trust	1,517,859	21,463
	Washington REIT	796,639	20,314
*	Xenia Hotels & Resorts Inc.	1,049,257	20,240
	Four Corners Property Trust Inc.	728,048	19,686
*	DiamondRock Hospitality Co.	1,948,003	19,675
	American Assets Trust Inc.	482,473	18,281
	NexPoint Residential Trust Inc.	202,383	18,277
	CareTrust REIT Inc.	928,982	17,929
*	Realogy Holdings Corp.	1,134,214	17,784
	Acadia Realty Trust	804,056	17,424
	Easterly Government Properties Inc. Class A	822,787	17,394
	St. Joe Co.	289,000	17,120
	Tanger Factory Outlet Centers Inc.	926,277	15,923
	iStar Inc.	674,100	15,781
	LTC Properties Inc.	401,412	15,442
	Global Net Lease Inc.	964,411	15,170
	Alexander & Baldwin Inc.	611,103	14,171
	Industrial Logistics Properties Trust	607,140	13,764
*	Veris Residential Inc.	767,375	13,345
	Urban Edge Properties	633,200	12,094
	Centerspace	120,800	11,853
	Office Properties Income Trust	459,048	11,811
*	Marcus & Millichap Inc.	212,190	11,178
	Getty Realty Corp.	378,548	10,834
*	Summit Hotel Properties Inc.	1,052,483	10,483
	Community Healthcare Trust Inc.	229,139	9,672
	RPT Realty	694,557	9,564
	Armada Hoffler Properties Inc.	543,095	7,929
	Safehold Inc.	135,573	7,518
*	Chatham Lodging Trust	538,407	7,425
	Diversified Healthcare Trust	2,134,510	6,830
*	Hersha Hospitality Trust Class A	729,717	6,626
*	Orion Office REIT Inc.	393,398	5,508
	Saul Centers Inc.	99,219	5,229
	Franklin Street Properties Corp.	878,963	5,186
	Universal Health Realty Income Trust	84,844	4,952
	Urstadt Biddle Properties Inc. Class A	260,048	4,892
	Whitestone REIT	366,250	4,853
	RE/MAX Holdings Inc. Class A	165,578	4,591
*	Douglas Elliman Inc.	570,450	4,164
	Service Properties Trust	125,699	1,110
			763,486
Utilities (2.1%)
	South Jersey Industries Inc.	1,020,318	35,252
	American States Water Co.	357,121	31,791
	Avista Corp.	646,207	29,176

			Shares	Market Value ($000)
	California Water Service Group		474,413	28,123
	Chesapeake Utilities Corp.		154,154	21,236
	Middlesex Water Co.		158,734	16,694
	Northwest Natural Holding Co.		316,770	16,384
	Unitil Corp.		132,637	6,616
				185,272
Total Common Stocks (Cost $5,476,525)				8,975,409
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2]	Vanguard Market Liquidity Fund (Cost $65,155)	0.312%	651,612	65,155
Total Investments (99.9%) (Cost $5,541,680)				9,040,564
Other Assets and Liabilities—Net (0.1%)				13,047
Net Assets (100%)				9,053,611
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2022	764	78,936	(540)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	8,975,409	—	—	8,975,409
Temporary Cash Investments	65,155	—	—	65,155
Total	9,040,564	—	—	9,040,564

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	540	—	—	540
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.